Summary of significant accounting policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash on hand	$ 1,700,000
Working capital deficit	200,000
Deferred revenue	1,755,967	$ 1,453,690
Accumulated other comprehensive income	494,046	29,325
Allowance for the doubtful accounts	0	0
Impairment of long-lived assets	0	0
Advertising costs	65,059	62,501	$ 174,924
Revenue allocated	300,000	0	0
Development cost	100,000	0	0
Employee benefits	$ 805,603	$ 918,696	$ 1,182,328
Accounts Receivable [Member] | China Guangfa [Member]
Concentration risk, percentage	34.80%	34.80%
Total revenues[Member] | China Guangfa [Member]
Concentration risk, percentage	77.30%	77.30%